Impaired Loans With and Without Related Allowance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With no Related Allowance	$ 0	$ 0
With no related allowance recorded, recorded investment	3,735,000	24,223,000
With no related allowance recorded, unpaid principal balance	5,236,000	24,019,000
With no Related Allowance	4,315,000	10,195,000
With no related allowance recorded, recorded investment	13,978,000	31,611,000
With no related allowance recorded, interest income recognized	1,671,000	4,879,000
Uninsured Loans
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment
With no related allowance recorded, unpaid principal balance
With no Related Allowance
With no related allowance recorded, recorded investment
With no related allowance recorded, interest income recognized
With no related allowance recorded, recorded investment	3,623,000	10,153,000
With no related allowance recorded, unpaid principal balance	4,735,000	13,628,000
With no Related Allowance	3,413,000	6,894,000
With no related allowance recorded, recorded investment	6,887,000	6,764,000
With no related allowance recorded, interest income recognized	1,444,000	1,684,000
Insured Loans
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment
With no related allowance recorded, unpaid principal balance
With no Related Allowance
With no related allowance recorded, recorded investment
With no related allowance recorded, interest income recognized
With no related allowance recorded, recorded investment	112,000	14,070,000
With no related allowance recorded, unpaid principal balance	501,000	10,391,000
With no Related Allowance	902,000	3,301,000
With no related allowance recorded, recorded investment	7,091,000	24,847,000
With no related allowance recorded, interest income recognized	$ 227,000	$ 3,195,000